Note 41 - Segment Information - Customer Concentration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Revenue	$ 101,360,657	$ 74,674,030	$ 64,694,991
Security convergence [member]
Statement Line Items [Line Items]
Revenue	162,560,915	101,702,704	73,487,400
Customer C [member] | TAIWAN
Statement Line Items [Line Items]
Revenue			8,129,968
Customer C [member] | TAIWAN | Security convergence [member]
Statement Line Items [Line Items]
Revenue	0	11,025,893
Customer D [member] | EGYPT
Statement Line Items [Line Items]
Revenue			$ 52,271,731
Customer D [member] | EGYPT | Security convergence [member]
Statement Line Items [Line Items]
Revenue	$ 77,527,614	$ 59,095,524